COMMITMENTS AND CONTINGENCIES - Schedule of assets pledged (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Collateral amount	$ 1,075,018	$ 1,115,500